Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income	$ 274,181	¥ 22,757,000	¥ 29,852,000	¥ 8,852,000
Adjustments to reconcile consolidated net income to net cash provided by operating activities
Depreciation and amortization	1,125,301	93,400,000	98,941,000	101,817,000
Equity in earnings of affiliates, net of dividends received	265	22,000	(6,000)	117,000
Deferred income taxes	11,518	956,000	183,000	(5,163,000)
Losses on disposals and sales of property, plant and equipment	18,157	1,507,000	2,586,000	1,885,000
Losses on impairment of securities	22,217	1,844,000	169,000	26,837,000
Pension and severance costs, less payments	(11,699)	(971,000)	(2,677,000)	2,031,000
Changes in assets and liabilities, net of effects from acquisition:
Decrease in trade receivables	(22,470)	(1,865,000)	(5,475,000)	(37,913,000)
(Increase) decrease in inventories	135,386	11,237,000	(19,599,000)	(2,836,000)
(Increase) decrease in lease receivables	(167,108)	(13,870,000)	(23,397,000)	3,050,000
Decrease in trade payables	(169,253)	(14,048,000)	(10,124,000)	(97,372,000)
(Decrease) increase in accrued income taxes and accrued expenses and other	177,410	14,725,000	15,589,000	(14,094,000)
Other, net	64,578	5,360,000	7,719,000	24,879,000
Net cash provided by operating activities	1,566,867	130,050,000	190,703,000	87,488,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property, plant and equipment	16,711	1,387,000	1,591,000	454,000
Expenditures for property, plant and equipment, including interest capitalized	(806,940)	(66,976,000)	(66,979,000)	(96,945,000)
Expenditures for intangible assets	(226,579)	(18,806,000)	(13,383,000)	(17,769,000)
Payments for purchases of available-for-sale securities	(2,831)	(235,000)	(701,000)	(1,781,000)
Proceeds from sales of available-for-sale securities	1,518	126,000	1,027,000	243,000
(Increase) decrease in time deposits	(4,831)	(401,000)	249,000	(615,000)
Purchase of business, net of cash acquired	(17,048)	(1,415,000)	(4,760,000)	(157,404,000)
Other, net	(68,530)	(5,688,000)	(6,614,000)	(9,355,000)
Net cash used in investing activities	(1,108,530)	(92,008,000)	(89,570,000)	(283,172,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term indebtedness (excluding debt securities)	706,289	58,622,000	46,965,000	237,116,000
Repayment of long-term indebtedness (excluding debt securities)	1,049,964	87,147,000	66,564,000	59,500,000
(Decrease) increase in short-term borrowings, net	(370,229)	(30,729,000)	(105,250,000)	110,211,000
Proceeds from issuance of long-term debt securities	960,735	79,741,000	55,000,000	85,000,000
Repayment of long-term debt securities	(1,059,939)	(87,975,000)	(20,000,000)	(50,539,000)
Dividends paid	(288,470)	(23,943,000)	(22,858,000)	(25,320,000)
Payment for purchase of treasury stock	(1,892)	(157,000)	(183,000)	(644,000)
Other, net	(6,265)	(520,000)	(488,000)	(410,000)
Net cash provided by (used in) financing activities	(1,109,735)	(92,108,000)	(113,378,000)	295,914,000
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(107,590)	(8,930,000)	(4,074,000)	(12,353,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(758,988)	(62,996,000)	(16,319,000)	87,877,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,917,651	242,165,000	258,484,000	170,607,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,158,663	179,169,000	242,165,000	258,484,000
CASH PAID DURING THE YEAR FOR-
Interest, excluding interest capitalized	116,542	9,673,000	11,039,000	9,352,000
Income taxes	$ 227,241	¥ 18,861,000	¥ 9,167,000	¥ 56,764,000